Calvert
Income Fund
June 30, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 10.2%

Security	Principal Amount* (000's omitted)		Value
AASET U.S. Ltd., Series 2018-1A, Class C, 6.413%, 1/16/38(1)		536	$ 48,281
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)		2,240	2,228,533
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		2,474	2,164,431
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	2,700	1,831,571
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		4,000	3,664,605
Series 2021-1A, Class C, 5.99%, 12/26/51(1)		2,900	2,599,161
Conn's Receivables Funding LLC:
Series 2022-A, Class C, 0.00%, 12/15/26(1)		2,409	2,301,855
Series 2023-A, Class B, 10.00%, 1/17/28(1)		1,360	1,373,253
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		1,050	953,783
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		757	683,077
Driven Brands Funding LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)		3,149	3,106,432
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		1,389	1,352,495
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)		1,194	1,138,592
ExteNet LLC:
Series 2019-1A, Class B, 4.14%, 7/25/49(1)		1,913	1,907,964
Series 2019-1A, Class C, 5.219%, 7/25/49(1)		3,110	3,102,485
FMC GMSR Issuer Trust:
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)		3,360	3,017,071
Series 2022-GT2, Class B, 10.07%, 7/25/27(1)		2,000	2,005,096
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,335	1,295,318
Hardee's Funding LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)		1,747	1,590,502
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		1,344	1,293,362
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)		296	267,676
Series 2020-1A, Class C, 6.413%, 2/15/45(1)		254	223,103
Mosaic Solar Loan Trust:
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		86	73,297
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		3,583	1,326,317
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		2,957	2,650,901
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)		854	862,399
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		231	217,154
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		1,418	1,324,157
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(1)		5,859	5,200,746
Series 2021-5, Class C, 3.93%, 8/15/29(1)		4,014	3,722,664
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		2,459	2,251,044
Security	Principal Amount* (000's omitted)		Value
Prodigy Finance CM DAC, Series 2021-1A, Class D, 11.36%, (1 mo. SOFR + 6.014%), 7/25/51(1)(3)		769	$ 787,410
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	3,274	2,315,774
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		616	548,833
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		1,317	1,112,784
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		4,689	4,457,884
SolarCity LMC I LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)		237	227,528
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		2,875	2,733,566
Sunnova Helios II Issuer LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)		1,882	1,554,270
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(1)		4,226	3,576,706
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,670	901,858
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)		3,634	3,342,069
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		822	639,943
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		4,099	3,303,362
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		361	334,666
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		2,545	2,262,510
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)		1,395	1,421,159
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		609	537,261
Series 2020-A, Class C, 6.657%, 3/15/45(1)		238	220,245
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)		1,384	1,464,555
Total Asset-Backed Securities (identified cost $94,637,714)			$87,519,708

Collateralized Mortgage Obligations — 7.0%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class M1B, 6.735%, (30-day SOFR Average + 1.40%), 9/25/31(1)(3)	$4,089	$ 4,093,579
Champs Trust, Series 2024-1, Class A, 9.257%, 7/25/59(1)	2,710	2,802,748
Eagle Re Ltd., Series 2021-2, Class M1C, 8.785%, (30-day SOFR Average + 3.45%), 4/25/34(1)(3)	2,810	2,862,699
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	170	169,490
Series 5413, Class MZ, 6.00%, 5/25/54	1,303	1,356,599

Calvert
Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 13.60%, (30-day SOFR Average + 8.264%), 7/25/49(1)(3)	$500	$ 583,999
Series 2020-DNA6, Class B1, 8.335%, (30-day SOFR Average + 3.00%), 12/25/50(1)(3)	900	978,062
Series 2020-HQA2, Class B1, 9.55%, (30-day SOFR Average + 4.214%), 3/25/50(1)(3)	1,748	1,984,734
Series 2021-DNA2, Class B2, 11.335%, (30-day SOFR Average + 6.00%), 8/25/33(1)(3)	1,959	2,302,705
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.80%, (30-day SOFR Average + 4.464%), 7/25/31(1)(3)	1,295	1,413,593
Series 2019-R03, Class 1B1, 9.55%, (30-day SOFR Average + 4.214%), 9/25/31(1)(3)	938	1,006,981
Series 2019-R06, Class 2B1, 9.20%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	1,772	1,851,888
Series 2019-R07, Class 1B1, 8.85%, (30-day SOFR Average + 3.514%), 10/25/39(1)(3)	4,452	4,644,305
Series 2020-R02, Class 2B1, 8.45%, (30-day SOFR Average + 3.114%), 1/25/40(1)(3)	1,497	1,546,170
Series 2021-R01, Class 1B2, 11.335%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	4,457	4,722,720
Series 2021-R02, Class 2B1, 8.635%, (30-day SOFR Average + 3.30%), 11/25/41(1)(3)	543	564,713
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	716	737,601
Series 2023-84, Class MW, 6.00%, 6/20/53	751	772,493
Series 2023-98, Class BW, 6.00%, 7/20/53	832	857,114
Series 2023-99, Class AL, 6.00%, 7/20/53	832	855,773
Series 2023-102, Class SG, 2.672%, (22.55% - 30-day SOFR Average x 3.727), 7/20/53(4)	1,124	1,111,718
Series 2023-116, Class CY, 6.00%, 8/20/53	1,959	1,978,051
Series 2023-164, Class EL, 6.00%, 11/20/53	970	986,177
Series 2023-173, Class AX, 6.00%, 11/20/53	855	878,325
Series 2024-46, Class AL, 6.00%, 3/20/54	898	922,048
Home Re Ltd., Series 2021-1, Class M2, 8.30%, (30-day SOFR Average + 2.964%), 7/25/33(1)(3)	4,340	4,383,644
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(5)	1,050	1,067,856
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(5)	1,080	1,101,866
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(5)	975	991,934
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(5)	2,010	2,021,967
PNMAC GMSR Issuer Trust:
2024 Participation, 11.075%, (30-day SOFR Average + 5.75%), 12/24/24(3)	562	563,358
Series 2022-FT1, Class A, 9.525%, (30-day SOFR Average + 4.19%), 6/25/27(1)(3)	3,715	3,765,669
Series 2024-GT1, Class A, 8.545%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	1,615	1,633,537
Security	Principal Amount (000's omitted)	Value
Triangle Re Ltd., Series 2021-3, Class B1, 10.285%, (30-day SOFR Average + 4.95%), 2/25/34(1)(3)	$2,202	$ 2,262,880
Total Collateralized Mortgage Obligations (identified cost $58,229,095)		$ 59,776,996

Commercial Mortgage-Backed Securities — 6.0%

Security	Principal Amount (000's omitted)*		Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)		11,165	$ 4,428,483
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)		4,545	1,021,499
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 7.093%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)		5,509	5,431,479
CSMC Trust:
Series 2021-BPNY, Class A, 9.158%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)		2,725	2,470,786
Series 2022-CNTR, Class A, 9.273%, (1 mo. SOFR + 3.944%), 1/9/25(1)(3)		1,333	1,214,332
Extended Stay America Trust, Series 2021-ESH, Class D, 7.694%, (1 mo. SOFR + 2.364%), 7/15/38(1)(3)		4,743	4,745,529
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.70%, (30-day SOFR Average + 3.364%), 10/25/49(1)(3)		2,454	2,459,839
Series 2020-01, Class M10, 9.20%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)		3,128	3,146,213
Great Wolf Trust, Series 2024-WLF2, Class D, 8.268%, (1 mo. SOFR + 2.939%), 5/15/41(1)(3)		2,954	2,962,603
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class C, 7.869%, (1 mo. SOFR + 2.54%), 6/15/41(1)(3)		1,085	1,082,845
Series 2024-DPLO, Class D, 8.668%, (1 mo. SOFR + 3.339%), 6/15/41(1)(3)		1,410	1,410,344
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		2,485	346,248
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)		1,120	73,582
KSL Commercial Mortgage Trust, Series 2023-HT, Class C, 8.767%, (1 mo. SOFR + 3.439%), 12/15/36(1)(3)		2,741	2,745,728
Med Trust:
Series 2021-MDLN, Class E, 8.594%, (1 mo. SOFR + 3.264%), 11/15/38(1)(3)		2,204	2,206,801
Series 2021-MDLN, Class F, 9.444%, (1 mo. SOFR + 4.114%), 11/15/38(1)(3)		2,224	2,223,042
TX Trust, Series 2024-HOU, Class E, 9.706%, (1 mo. SOFR + 4.387%), 6/15/39(1)(3)		2,908	2,895,450
U.K. Logistics DAC:
Series 2024-1A, Class D, 9.222%, (SONIA + 4.00%), 5/17/34(1)(3)	GBP	1,300	1,658,057
Series 2024-1A, Class E, 10.222%, (SONIA + 5.00%), 5/17/34(1)(3)	GBP	650	828,994

Calvert
Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
VMC Finance LLC, Series 2021-HT1, Class B, 9.946%, (1 mo. SOFR + 4.614%), 1/18/37(1)(3)	7,908	$ 7,752,457
Total Commercial Mortgage-Backed Securities (identified cost $63,484,443)		$ 51,104,311

Corporate Bonds — 65.2%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 1.4%
Celanese U.S. Holdings LLC:
6.05%, 3/15/25	2,500	$ 2,503,647
6.35%, 11/15/28	4,101	4,215,472
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(6)	1,576	1,507,586
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	1,470	1,557,054
South32 Treasury Ltd., 4.35%, 4/14/32(1)	2,596	2,351,052
		$ 12,134,811
Communications — 4.2%
AT&T, Inc.:
3.50%, 9/15/53	7,803	$5,301,103
3.65%, 6/1/51	1,784	1,261,116
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	7,945	5,834,076
4.908%, 7/23/25	2,677	2,652,043
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	1,655	1,667,166
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	4,180	4,037,926
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	1,800	1,687,716
McGraw-Hill Education, Inc., 5.75%, 8/1/28(1)	1,780	1,718,112
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	1,378	1,021,218
SES SA, 5.30%, 4/4/43(1)	820	595,874
Sprint LLC:
7.625%, 2/15/25	3,700	3,726,229
7.625%, 3/1/26	3,000	3,085,320
Videotron Ltd., 3.625%, 6/15/29(1)(6)	3,200	2,924,271
		$35,512,170
Consumer, Cyclical — 6.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,167	$1,157,375
Brunswick Corp., 5.85%, 3/18/29	2,961	2,963,774
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	3,527	3,485,213
4.75%, 10/20/28(1)	2,475	2,411,384
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	1,700	1,565,332
Ford Motor Co.:
3.25%, 2/12/32	2,879	2,380,781
4.75%, 1/15/43	2,483	2,009,655
Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	6,700	$ 6,651,519
7.122%, 11/7/33	615	650,229
7.20%, 6/10/30	1,083	1,139,776
7.35%, 3/6/30	2,367	2,506,298
General Motors Co., 5.15%, 4/1/38	3,000	2,761,676
General Motors Financial Co., Inc.:
5.95%, 4/4/34	1,701	1,703,121
6.05%, 10/10/25	4,000	4,016,071
Hyatt Hotels Corp., 5.375%, 4/23/25	4,000	3,984,795
Hyundai Capital America:
5.30%, 6/24/29(1)	4,000	3,979,528
5.80%, 6/26/25(1)	3,000	3,003,029
6.20%, 9/21/30(1)	1,505	1,564,867
Lithia Motors, Inc., 4.375%, 1/15/31(1)	2,074	1,848,734
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,839	1,710,337
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(6)	1,775	1,604,029
Tapestry, Inc.:
7.00%, 11/27/26	1,045	1,074,349
7.35%, 11/27/28	2,912	3,023,077
WarnerMedia Holdings, Inc., 5.141%, 3/15/52	2,837	2,210,343
		$59,405,292
Consumer, Non-cyclical — 3.5%
AbbVie, Inc., 5.50%, 3/15/64	2,055	$2,030,279
Ashtead Capital, Inc.:
4.25%, 11/1/29(1)	4,166	3,909,331
5.95%, 10/15/33(1)	2,870	2,877,582
Bristol-Myers Squibb Co., 5.65%, 2/22/64	3,651	3,569,278
Centene Corp.:
2.50%, 3/1/31	3,926	3,224,918
3.375%, 2/15/30	1,171	1,040,274
4.25%, 12/15/27	1,068	1,020,598
CVS Health Corp., 5.05%, 3/25/48	1,953	1,683,969
CVS Pass-Through Trust, 6.036%, 12/10/28	1,261	1,264,782
ICON Investments Six DAC, 5.809%, 5/8/27	2,050	2,071,108
LifePoint Health, Inc., 10.00%, 6/1/32(1)	1,675	1,714,635
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	2,227	1,784,234
3.00%, 10/15/30(1)	238	202,211
5.20%, 4/1/29(1)	1,831	1,777,219
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	1,500	1,467,761
		$29,638,179
Diversified — 0.3%
Inversiones La Construccion SA, 4.75%, 2/7/32(7)	2,962	$2,576,644
		$2,576,644

Calvert
Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Energy — 0.6%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(8)		2,538	$ 1,143,080
Raizen Fuels Finance SA:
6.45%, 3/5/34(1)		937	952,388
6.95%, 3/5/54(1)		607	617,854
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		2,793	2,548,364
			$ 5,261,686
Financial — 39.8%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(9)		1,600	$ 1,621,716
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(9)		504	501,990
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(9)		2,625	2,608,949
Air Lease Corp., 5.20%, 7/15/31		2,225	2,175,081
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27(1)		2,600	2,566,888
Ally Financial, Inc.:
2.20%, 11/2/28		1,655	1,433,747
4.70% to 5/15/26(9)(10)		6,620	5,846,225
6.848% to 1/3/29, 1/3/30(9)		845	868,598
8.00%, 11/1/31		1,230	1,358,174
American Assets Trust LP, 3.375%, 2/1/31		4,214	3,455,020
American National Group LLC, 6.144%, 6/13/32(1)		2,600	2,495,620
Antares Holdings LP, 6.50%, 2/8/29(1)		2,240	2,207,100
Apollo Debt Solutions BDC, 6.90%, 4/13/29(1)		2,912	2,927,547
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(7)(9)	EUR	1,945	2,357,278
Athene Global Funding:
5.583%, 1/9/29(1)		4,000	4,018,150
5.62%, 5/8/26(1)		4,000	4,004,734
Aviation Capital Group LLC:
5.50%, 12/15/24(1)		5,841	5,826,453
6.25%, 4/15/28(1)		4,604	4,699,400
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(9)		1,800	1,651,288
3.80%, 2/23/28		2,460	2,317,591
6.35%, 3/14/34		4,000	4,005,152
9.625% to 11/21/28(6)(9)(10)		2,000	2,147,118
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(7)(9)		2,137	2,085,777
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(9)		8,600	8,511,353
5.468% to 1/23/34, 1/23/35(9)		13,753	13,744,151
5.933% to 9/15/26, 9/15/27(9)		4,570	4,620,244
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(9)		3,140	3,250,431
BBVA Bancomer SA:
5.125% to 1/18/28, 1/18/33(1)(9)		3,947	3,599,908
8.125% to 1/8/34, 1/8/39(1)(9)		2,637	2,672,172
8.45% to 6/29/33, 6/29/38(1)(9)		1,577	1,626,459
Blackstone Private Credit Fund:
4.70%, 3/24/25		2,500	2,475,510
6.25%, 1/25/31(1)(6)		3,110	3,093,962
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Blue Owl Credit Income Corp., 6.65%, 3/15/31	3,020	$ 2,953,349
BNP Paribas SA:
7.75% to 8/16/29(1)(9)(10)	1,714	1,732,880
8.00% to 8/22/31(1)(6)(9)(10)	1,340	1,348,346
9.25% to 11/17/27(1)(6)(9)(10)	1,314	1,396,566
BPCE SA, 5.716% to 1/18/29, 1/18/30(1)(9)	1,327	1,324,738
Broadstone Net Lease LLC, 2.60%, 9/15/31	2,073	1,648,526
Brookfield Finance, Inc., 5.675%, 1/15/35	3,664	3,626,790
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(9)	3,942	4,165,135
Capital One Financial Corp., 6.312% to 6/8/28, 6/8/29(9)	2,885	2,952,782
Capital One NA, 2.28% to 1/28/25, 1/28/26(9)	3,425	3,355,048
Charles Schwab Corp.:
4.00% to 6/1/26(9)(10)	1,726	1,621,587
6.136% to 8/24/33, 8/24/34(9)	4,598	4,789,881
CI Financial Corp., 3.20%, 12/17/30	4,088	3,224,006
Citigroup, Inc.:
3.785% to 3/17/32, 3/17/33(9)	2,336	2,082,120
4.00% to 12/10/25(9)(10)	2,510	2,410,045
COPT Defense Properties LP, 2.90%, 12/1/33	3,595	2,832,977
Credit Agricole SA, 6.251% to 1/10/34, 1/10/35(1)(9)	3,974	4,000,460
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)(6)	1,500	1,490,344
Enact Holdings, Inc., 6.25%, 5/28/29	5,120	5,123,596
EPR Properties:
3.60%, 11/15/31	1,795	1,497,398
3.75%, 8/15/29	3,827	3,413,869
4.95%, 4/15/28	2,825	2,705,592
Essent Group Ltd., 6.25%, 7/1/29(11)	2,145	2,144,700
Extra Space Storage LP:
2.55%, 6/1/31	2,585	2,157,293
5.70%, 4/1/28	2,000	2,023,451
Fifth Third Bancorp, 6.361% to 10/27/27, 10/27/28(9)	3,000	3,066,514
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	6,781	5,615,182
6.75%, 3/15/54(1)	4,440	4,394,716
7.95% to 7/15/29, 10/15/54(1)(9)	2,930	2,952,605
Goldman Sachs Group, Inc., 3.272% to 9/29/24, 9/29/25(9)	4,000	3,974,513
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)(11)	8,544	8,372,346
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	626	590,886
3.75%, 9/15/30(1)(6)	2,690	2,348,779
6.00%, 4/15/25(1)	193	192,973
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(9)	4,008	4,239,984
ING Groep NV, 4.625%, 1/6/26(1)	3,775	3,732,737
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(9)	3,523	3,887,819
Jefferies Financial Group, Inc., 6.20%, 4/14/34	4,167	4,222,740
JPMorgan Chase & Co.:
5.336% to 1/23/34, 1/23/35(9)	1,460	1,451,890
5.766% to 4/22/34, 4/22/35(9)	1,781	1,828,002

Calvert
Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
JPMorgan Chase & Co.: (continued)
6.087% to 10/23/28, 10/23/29(9)		6,407	$ 6,621,603
6.254% to 10/23/33, 10/23/34(9)		6,629	7,034,436
KeyBank NA, 5.85%, 11/15/27		5,202	5,186,560
KeyCorp, 6.619% to 5/23/24, (SOFR + 1.25%), 5/23/25(3)		3,217	3,205,581
Kite Realty Group LP, 5.50%, 3/1/34		1,545	1,511,596
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)		6,851	6,418,773
LPL Holdings, Inc., 4.00%, 3/15/29(1)		2,641	2,463,035
Newmark Group, Inc., 7.50%, 1/12/29(1)		3,900	4,012,453
Nuveen LLC, 5.85%, 4/15/34(1)		2,216	2,226,003
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)		3,675	3,886,510
Radian Group, Inc., 6.20%, 5/15/29		1,862	1,881,042
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)		3,754	3,274,550
Santander Holdings USA, Inc., 5.807% to 9/9/25, 9/9/26(9)		2,000	1,990,928
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(9)		3,691	3,641,655
6.066% to 1/19/34, 1/19/35(1)(9)		2,416	2,393,505
8.50% to 3/25/34(1)(9)(10)		5,839	5,545,678
Stifel Financial Corp., 4.00%, 5/15/30		3,254	3,000,445
Synchrony Bank, 5.40%, 8/22/25		3,225	3,201,793
Synchrony Financial, 4.875%, 6/13/25		628	621,826
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(9)		2,376	2,137,273
5.625%, 2/15/28		845	816,758
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)		3,542	3,211,431
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(9)		6,955	7,225,285
TPG Operating Group II LP, 5.875%, 3/5/34		3,760	3,777,406
Truist Financial Corp., 5.435% to 1/24/29, 1/24/30(9)		1,161	1,158,207
U.S. Bancorp:
5.384% to 1/23/29, 1/23/30(9)		269	269,775
5.678% to 1/23/34, 1/23/35(9)		7,873	7,906,287
5.85% to 10/21/32, 10/21/33(9)		160	162,577
UBS AG, 7.95%, 1/9/25		3,500	3,537,188
UBS Group AG:
4.253%, 3/23/28(1)		1,685	1,613,052
4.375% to 2/10/31(1)(9)(10)		3,883	3,159,029
9.016% to 11/15/32, 11/15/33(1)(9)		900	1,085,364
9.25% to 11/13/28(1)(9)(10)		3,150	3,396,969
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)		1,295	1,213,944
5.861% to 6/19/27, 6/19/32(1)(9)		3,643	3,557,795
Wells Fargo & Co., 4.54% to 8/15/25, 8/15/26(9)		4,000	3,951,463
			$339,964,726
Government - Multinational — 0.5%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	72,800	$3,853,128
			$3,853,128
Security	Principal Amount* (000’s omitted)	Value
Industrial — 2.0%
AP Moller - Maersk AS, 5.875%, 9/14/33(1)	2,500	$ 2,556,989
BAE Systems PLC, 5.30%, 3/26/34(1)	3,191	3,162,951
MasTec, Inc., 5.90%, 6/15/29	4,927	4,951,689
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30(1)	3,585	3,733,524
Seaspan Corp., 5.50%, 8/1/29(1)	1,800	1,608,514
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	1,550	1,520,336
		$ 17,534,003
Technology — 3.6%
CDW LLC/CDW Finance Corp., 4.125%, 5/1/25	1,355	$1,333,788
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	1,700	1,579,364
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	1,740	1,672,244
Concentrix Corp., 6.60%, 8/2/28(6)	5,774	5,846,374
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	3,120	3,157,073
Kyndryl Holdings, Inc.:
2.70%, 10/15/28(6)	1,651	1,468,424
3.15%, 10/15/31	4,056	3,398,234
6.35%, 2/20/34	755	767,342
Oracle Corp., 2.50%, 4/1/25	4,300	4,201,681
Playtika Holding Corp., 4.25%, 3/15/29(1)	1,890	1,660,268
Qorvo, Inc., 3.375%, 4/1/31(1)	4,950	4,247,926
Seagate HDD Cayman, 9.625%, 12/1/32	1,618	1,846,979
		$31,179,697
Utilities — 2.4%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)(6)	1,129	$961,715
Engie SA, 5.625%, 4/10/34(1)	4,150	4,132,971
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/28	8,000	7,076,074
5.25%, 3/15/34	4,000	3,932,047
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	136	135,150
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,744	1,615,985
Terraform Global Operating LP, 6.125%, 3/1/26(1)	2,795	2,766,975
		$20,620,917
Total Corporate Bonds (identified cost $566,346,992)		$557,681,253

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(12)(13)	$1,000	$ 980,490
Total High Social Impact Investments (identified cost $1,000,000)		$ 980,490

Calvert
Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Mutual Funds — 1.8%

Security	Shares	Value
Fixed-Income Mutual Funds — 1.8%
Calvert Floating-Rate Advantage Fund, Class R6(14)	1,686,261	$ 15,108,901
Total Mutual Funds (identified cost $15,170,663)		$ 15,108,901

Preferred Stocks — 0.6%

Security	Shares	Value
Real Estate Management & Development — 0.4%
Brookfield Property Partners LP:
Series A, 5.75%	70,736	$ 838,929
Series A2, 6.375%	212,000	2,787,800
		$ 3,626,729
Wireless Telecommunication Services — 0.2%
U.S. Cellular Corp.:
5.50%(6)	43,223	$ 879,588
6.25%	33,163	741,193
		$1,620,781
Total Preferred Stocks (identified cost $9,024,478)		$5,247,510

Senior Floating-Rate Loans(15) — 3.2%

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.3%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28	$1,440	$ 1,447,395
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28	555	558,079
		$ 2,005,474
Commercial Services & Supplies — 0.2%
Covanta Holding Corp.:
Term Loan, 7.844%, (SOFR + 2.50%), 11/30/28	$1,853	$ 1,854,568
Term Loan, 7.844%, (SOFR + 2.50%), 11/30/28	142	142,117
		$1,996,685
Construction & Engineering — 0.2%
APi Group DE, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 1/3/29	$2,000	$2,000,624
		$2,000,624
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.:
Term Loan, 7.808%, (SOFR + 2.35%), 4/15/29	$685	$ 474,689
Term Loan, 7.808%, (SOFR + 2.35%), 4/15/30	685	464,416
		$ 939,105
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Term Loan, 8.094%, (SOFR + 2.75%), 10/23/28	$1,995	$ 2,002,002
		$ 2,002,002
Insurance — 1.0%
Alliant Holdings Intermediate LLC, Term Loan, 8.831%, (SOFR + 3.50%), 11/6/30	$1,995	$2,002,041
AmWINS Group, Inc., Term Loan, 7.594%, (SOFR + 2.25%), 2/19/28	1,995	1,995,563
HUB International Ltd., Term Loan, 8.575%, (SOFR + 3.25%), 6/20/30	1,995	2,001,522
USI, Inc., Term Loan, 8.094%, (SOFR + 2.75%), 11/22/29	1,995	1,998,326
		$7,997,452
IT Services — 0.2%
Sedgwick Claims Management Services, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 2/24/28	$1,995	$1,999,799
		$1,999,799
Machinery — 0.5%
Gates Global LLC, Term Loan, 7.594%, (SOFR + 2.25%), 6/4/31	$2,000	$2,004,584
TK Elevator U.S. Newco, Inc., Term Loan, 8.791%, (SOFR + 3.50%), 4/30/30	1,995	2,008,404
		$4,012,988
Paper and Forest Products — 0.1%
Enviva Partners LP/Fin C:
DIP Loan, 4.00%, 12/13/24(16)	$444	$452,862
DIP Loan, 13.346%, (SOFR + 8.00%), 12/13/24	177	215,156
Term Loan, 13.297%, (SOFR + 8.00%), 12/13/24	266	322,734
		$990,752
Software — 0.1%
CCC Intelligent Solutions, Inc., Term Loan, 7.708%, (SOFR + 2.25%), 9/21/28	$997	$999,625
		$999,625

Calvert
Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail — 0.3%
Les Schwab Tire Centers, Term Loan, 8.344%, (SOFR + 3.00%), 4/23/31	$2,000	$ 2,002,499
		$ 2,002,499
Total Senior Floating-Rate Loans (identified cost $26,930,689)		$ 26,947,005

U.S. Government Agency Mortgage-Backed Securities — 8.8%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 5.00%, 1/1/54	$4,115	$ 3,980,267
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA(17)	74,055	71,581,655
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $75,358,481)		$ 75,561,922

U.S. Treasury Obligations — 1.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
3.625%, 5/15/53	$2,810	$ 2,391,683
4.125%, 8/15/53	4,340	4,042,473
4.625%, 5/15/44(6)	3,840	3,833,400
U.S. Treasury Notes, 4.50%, 5/31/29	4,150	4,178,855
Total U.S. Treasury Obligations (identified cost $14,289,434)		$ 14,446,411

Short-Term Investments — 6.3%
Affiliated Fund — 3.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(18)	32,866,846	$ 32,866,846
Total Affiliated Fund (identified cost $32,866,846)		$ 32,866,846
Securities Lending Collateral — 2.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(19)	21,178,401	$ 21,178,401
Total Securities Lending Collateral (identified cost $21,178,401)		$ 21,178,401
Total Short-Term Investments (identified cost $54,045,247)		$ 54,045,247
Total Investments — 110.9% (identified cost $978,517,236)		$948,419,754
Less Unfunded Loan Commitments — (0.1)%		$ (443,620)

Net Investments — 110.8% (identified cost $978,073,616)	$947,976,134

Other Assets, Less Liabilities — (10.8)%	$(92,729,317)
Net Assets — 100.0%	$855,246,817

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $420,449,304 or 49.2% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2024.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2024.
(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2024.
(5)	Step coupon security. Interest rate represents the rate in effect at June 30, 2024.

Calvert
Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

(6)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $25,330,152 and the total market value of the collateral received by the Fund was $27,901,059, comprised of cash of $21,178,401 and U.S. government and/or agencies securities of $6,722,658.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of these securities is $7,019,699 or 0.8% of the Fund's net assets.
(8)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	When-issued security.
(12)	May be deemed to be an affiliated company.
(13)	Restricted security. Total market value of restricted securities amounts to $980,490, which represents 0.1% of the net assets of the Fund as of June 30, 2024.
(14)	Affiliated fund.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded.The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2024, the total value of unfunded loan commitments is $452,862.
(17)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(19)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	25,789,444	USD	4,934,173	Bank of America, N.A.	7/24/24	$ —	$(332,572)
USD	4,096,945	CAD	5,612,896	BNP Paribas	7/24/24	—	(7,972)
USD	2,201,659	EUR	2,050,537	UBS AG	7/24/24	3,369	—
USD	2,444,196	GBP	1,950,000	Barclays Bank PLC	7/24/24	—	(21,118)
						$3,369	$(361,662)

Calvert
Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	1,142	Long	9/30/24	$233,217,813	$707,909
U.S. 5-Year Treasury Note	601	Long	9/30/24	64,053,453	476,572
U.S. 10-Year Treasury Note	69	Long	9/19/24	7,588,922	52,960
U.S. Long Treasury Bond	397	Long	9/19/24	46,970,062	965,393
U.S. Ultra-Long Treasury Bond	246	Long	9/19/24	30,834,563	753,470
U.S. Ultra 10-Year Treasury Note	(28)	Short	9/19/24	(3,178,875)	14,887
					$2,971,191
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$1,000,000

Abbreviations:
DIP	– Debtor In Possession
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
USD	– United States Dollar
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended June 30, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Calvert
Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2024, the value of the Fund's investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $48,956,237, which represents 5.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR + 2.692%), 5/15/36	$6,288,978	$ —	$ (6,576,000)	$108,879	$175,702	$ —	$ 335,107	$ —
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR + 3.642%), 5/15/36	2,882,406	—	(3,045,000)	—	162,594	—	172,280	—
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	1,479,435	—	(1,500,000)	—	20,565	—	4,625	—
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	—	1,000,000	—	—	(19,510)	980,490	27,222	1,000,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	—	15,170,663	—	—	(61,762)	15,108,901	393,824	1,686,261
Short-Term Investments
Liquidity Fund, Institutional Class(2)	9,680,308	440,590,595	(417,404,057)	—	—	32,866,846	1,118,305	32,866,846
Total				$108,879	$277,589	$48,956,237	$2,051,363

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$87,519,708	$ —	$87,519,708
Collateralized Mortgage Obligations	—	59,776,996	—	59,776,996
Commercial Mortgage-Backed Securities	—	51,104,311	—	51,104,311
Corporate Bonds	—	557,681,253	—	557,681,253
High Social Impact Investments	—	980,490	—	980,490
Mutual Funds	15,108,901	—	—	15,108,901
Preferred Stocks	5,247,510	—	—	5,247,510

Calvert
Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$ —	$26,503,385	$ —	$26,503,385
U.S. Government Agency Mortgage-Backed Securities	—	75,561,922	—	75,561,922
U.S. Treasury Obligations	—	14,446,411	—	14,446,411
Short-Term Investments:
Affiliated Fund	32,866,846	—	—	32,866,846
Securities Lending Collateral	21,178,401	—	—	21,178,401
Total Investments	$74,401,658	$873,574,476	$ —	$947,976,134
Forward Foreign Currency Exchange Contracts	$ —	$3,369	$ —	$3,369
Futures Contracts	2,971,191	—	—	2,971,191
Total	$77,372,849	$873,577,845	$ —	$950,950,694
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(361,662)	$ —	$(361,662)
Total	$ —	$(361,662)	$ —	$(361,662)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.